Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Information

NOTE 27. Segment Information

(a)
General information

The Company periodically reviews operating results, focusing on operating income generated by each segment. These operating results are used for resource allocation and/or performance assessment. The Company has five reportable segments: Payment services, Hospitality-related software services, Hospitality-related platform services, E-commerce platform, and Other. Payment service mainly provides payment solutions to customers, including payment gateway services and payout services. Hospitality-related software services provide the subscription to the OwlNest PMS and the add-on room fee collection services offered to the clients using OwlNest. Hospitality-related platform services that provide an OTA platform and offline platform services offering accommodation services. The E-commerce platform segment primarily engages in selling products online. Other services consist of small OwlTing Blockchain Services projects in collaboration with the Taiwan government.

(b)
Operating segments, segment revenue and operating results

The reportable segments of the Company represent strategic business units that provide different products and services. Each strategic business unit requires different technologies and marketing strategies and therefore managed separately.

The Company’s operating segment information and reconciliation are as follows:

For the year ended December 31, 2025	Payment	Hospitality		E-commerce	Other	Total
		Software service	Platform service
Revenue
External customers	$4,416,110	1,382,483	1,541,544	516,942	4,012	7,861,091
Intersegment revenue	256,672	5,713	—	—	—	262,385
Segment revenue	$4,672,782	1,388,196	1,541,544	516,942	4,012	8,123,476
Eliminations						(262,385)
Total revenue						$7,861,091
Segment loss before tax	$(8,540,610)	(6,049,940)	(5,032,182)	(2,845,082)	(446,384)	(22,914,198)
Eliminations of intercompany profit or loss						136,703
Other corporate operating
expense						(8,892,159)
Loss on financial liabilities at fair
value through profit or loss						(76,212)
Other corporate non-operating
income and expense						(105,769)
Loss before tax						$(31,851,635)

For the year ended December 31, 2024	Payment	Hospitality		E-commerce	Other	Total
		Software service	Platform service
Revenue
External customers	$4,027,727	1,158,366	1,622,861	751,635	9,041	7,569,630
Intersegment revenue	233,159	5,649	—	—	—	238,808
Segment revenue	$4,260,886	1,164,015	1,622,861	751,635	9,041	7,808,438
Eliminations						(238,808)
Total revenue						$7,569,630
Segment loss before tax	$(1,261,158)	(769,842)	(2,495,382)	(3,692,038)	8,725	(8,209,695)
Eliminations of intercompany profit or loss						191,182
Other corporate operating
expense						(1,919,679)
Loss on financial liabilities at fair
value through profit or loss						(259,418)
Other corporate non-operating
income and expense						(77,286)
Loss before tax						$(10,274,896)

For the years ended December 31, 2023	Payment	Hospitality		E-commerce	Other	Total
		Software service	Platform service
Revenue
External customers	$2,465,859	1,146,450	1,902,497	863,484	21,097	6,399,387
Intersegment revenue	156,433	116	—	—	—	156,549
Segment revenue	$2,622,292	1,146,566	1,902,497	863,484	21,097	6,555,936
Eliminations						(156,549)
Total revenue						$6,399,387
Segment loss before tax	$(316,241)	(656,826)	(1,719,825)	(3,384,358)	28,349	(6,048,901)
Eliminations of intercompany profit or loss						(7,215)
Other corporate operating
expense						(534,433)
Loss on financial liabilities at fair
value through profit or loss						(143,693)
Other corporate non-operating
income and expense						(53,725)
Loss before tax						$(6,787,967)

The Company recognized contract liabilities from contracts with customers are as follows:

	December 31, 2025	December 31, 2024
Contract liabilities - current	$1,869,172	1,735,806

Revenue recognized in the current reporting period amounted to $924,187, $830,533 and $808,664 for the years ended December 31, 2025, 2024 and 2023, respectively.

The changes in contract liabilities were mainly due to timing differences between when the Company fulfills its performance obligation by providing services and when the customer makes the corresponding payment.

(c)
Geographic information

Revenue from external customers and the Company’s assets are mainly located in Taiwan.

(d)
Major customers

The customer base of the Company is large and diversified, and no single customer accounted for 10% or more of the Company’s revenue.